Accumulated Other Comprehensive Income (Loss) - Net of tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning Balance	$ 63,593	$ 59,737
Ending Balance	63,457	63,593
Net unrealized (Loss) Gain on Available For Sale Securities
Beginning Balance	(7,049)	(8,677)
Other comprehensive income (loss) before reclassification	(2,626)	1,628
Amounts reclassified from accumulated other comprehensive gain (loss)	92
Net current -period other comprehensive income (loss)	(2,534)	1,628
Ending Balance	(9,583)	(7,049)
Defined Benefit Plan
Beginning Balance	(429)	(659)
Other comprehensive income (loss) before reclassification	(18)	263
Amounts reclassified from accumulated other comprehensive gain (loss)	(70)	(33)
Net current -period other comprehensive income (loss)	(88)	230
Ending Balance	(517)	(429)
Accumulated Other Comprehensive Income (Loss)
Beginning Balance	(7,478)	(9,336)
Other comprehensive income (loss) before reclassification	(2,644)	1,891
Amounts reclassified from accumulated other comprehensive gain (loss)	22	(33)
Net current -period other comprehensive income (loss)	2,622	1,857
Ending Balance	$ (10,100)	$ (7,478)